Contract balances	12 Months Ended
Mar. 31, 2022
Disclosure Of Contract balances and Other liabilities Explanatory [Abstract]
Disclosure Of Contract balances and Other liabilities Explanatory [Text Block]

9.	Contract balances

The following table provides information about receivables, contract assets and contract liabilities from the contracts with the customers

Particulars	March 202 2		March 2021
Trade Receivables		10,784,668		8,520,118
Contract Assets – Unbilled Revenue		51,283		7,516
Contract liabilities – Deferred Income
Current contract liabilities	1,792,408		1,377,624
Non-current contract liabilities	1,797,611		929,590
Total Contract liabilities – Deferred Income		3,590,019		2,307,213

The following table provides the movement in contract assets (unbilled revenue) for the year ended March 31, 2022 and March 31, 2021:

Particulars	March 31, 2022	March 31, 2021
Balance as of April 1, 2021	7,516	16,113
Add: Revenue recognized during the year	43,155	26,837
Less: Invoiced during the year	(721)	(34,938)
Add: Translation gain or (loss)	1,333	(496)
Balance as of March 31, 20 22	51,283	7,516

The /following table provides the movement in contract liabilities (Deferred Income) for the year ended March 31, 2022 and March 31, 2021:

Particulars	March 31, 2022	March 31, 2021
Balance as of April 1, 2021	2,307,213	2,454,664
Less: Revenue recognized during the period	(21,419,535)	(18,200,933)
Add: Invoiced during the period but revenue not recognized	22,702,994	18,055,379
Add: Translation gain or (loss)	(653)	(1,897)
Balance as of March 31, 202 2	3,590,019	2,307,213

Contract Cost and Amortisation
Costs to fulfil customer contracts are deferred and amortized over the contract period. For the year ended March 31, 2022 the Company has capitalised
₹
374,321 (March 31, 2021:
₹
56,093) and amortised
₹
151,935 (March 31, 2021:
₹
82,130). There was no impairment loss in relation to the capitalised cost.

Incremental costs of obtaining a contract are recognized as assets and amortized over the contract period. The Company recognizes incremental cost of obtaining a contract as an expense when incurred if the amortisation period of the asset that the entity otherwise would have recognized is one year or less.

In measuring Contract assets the current economic conditions prevailing on the date of approval of financial statements due to global health pandemic COVID-19 has been considered. The actual impact could be different.